UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
NASDAQ Premium Income & Growth Fund Inc. (QQQX)
September 30, 2014 (Unaudited)

Shares	Description (1)			Value
	LONG-TERM INVESTMENTS – 102.2%
	COMMON STOCKS – 102.2%
	Aerospace & Defense - 0.4%
2,019	Precision Castparts Corporation			$ 478,261
8,828	United Technologies Corporation			932,237
	Total Aerospace & Defense			1,410,498
	Air Freight & Logistics - 0.4%
2,768	FedEx Corporation			446,894
8,274	United Parcel Service, Inc., Class B, (2)			813,251
4,069	UTI Worldwide, Inc.			43,253
	Total Air Freight & Logistics			1,303,398
	Airlines - 0.1%
6,915	Ryanair Holdings PLC, Sponsored ADR, (3)			390,213
	Auto Components - 0.2%
1,406	Autoliv Inc.			129,240
2,364	BorgWarner Inc.			124,370
10,993	Gentex Corporation			294,283
4,227	Lear Corporation			365,255
	Total Auto Components			913,148
	Beverages - 0.1%
4,447	Brown-Forman Corporation			401,208
	Biotechnology - 11.6%
14,421	Alkermes Inc., (3)			618,228
50,000	Amgen Inc., (2)			7,023,000
11,732	BioMarin Pharmaceutical Inc., (3)			846,581
100,000	Celgene Corporation, (3)			9,478,000
9,456	Cubist Pharmaceuticals Inc., (3)			627,311
3,743	Genomic Health, Inc., (3)			105,964
140,000	Gilead Sciences, Inc., (2), (3)			14,903,000
6,049	Immunogen, Inc., (3)			64,059
9,571	Incyte Pharmaceuticals Inc., (3)			469,458
10,136	ISIS Pharmaceuticals, Inc., (3)			393,581
36,642	Lexicon Genetics, Inc., (3)			51,665
12,904	Myriad Genetics Inc., (3)			497,707
9,000	Regeneron Pharmaceuticals, Inc., (3)			3,244,680
12,177	Seattle Genetics, Inc., (3)			452,741
6,117	United Therapeutics Corporation, (3)			786,952
20,000	Vertex Pharmaceuticals Inc., (3)			2,246,200
	Total Biotechnology			41,809,127
	Capital Markets - 0.3%
2,996	Franklin Resources, Inc.			163,612
11,627	SEI Investments Company			420,432
5,883	T. Rowe Price Group Inc.			461,227
5,152	TD Ameritrade Holding Corporation			171,922
	Total Capital Markets			1,217,193
	Chemicals - 0.5%
2,138	Air Products & Chemicals Inc.			278,325
5,970	Ecolab Inc.			685,535
7,810	Methanex Corporation			521,708
3,448	Praxair, Inc.			444,792
	Total Chemicals			1,930,360
	Commercial Services & Supplies - 0.5%
3,842	Cintas Corporation			271,207
5,162	Copart Inc., (3)			161,648
7,605	KAR Auction Services Inc.			217,731
15,000	Tetra Tech, Inc.			374,700
3,738	United Stationers, Inc.			140,437
4,788	Waste Connections Inc.			232,314
9,417	Waste Management, Inc.			447,590
	Total Commercial Services & Supplies			1,845,627
	Communications Equipment - 8.1%
600,000	Cisco Systems, Inc., (2)			15,102,000
21,858	Ericsson LM Telefonaktiebolaget, Sponsored ADR			275,192
184,022	QUALCOMM, Inc.			13,759,325
	Total Communications Equipment			29,136,517
	Computers & Peripherals - 17.8%
610,000	Apple, Inc., (2)			61,457,495
8,806	EMC Corporation			257,664
24,822	SanDisk Corporation			2,431,315
	Total Computers & Peripherals			64,146,474
	Containers & Packaging - 0.0%
1,377	Silgan Holdings, Inc.			64,719
	Distributors - 0.3%
40,470	LKQ Corporation, (3)			1,076,097
	Diversified Consumer Services - 0.0%
1,285	Strayer Education Inc.			76,946
	Diversified Telecommunication Services - 0.3%
11,623	AT&T Inc.			409,595
12,086	Verizon Communications Inc.			604,179
	Total Diversified Telecommunication Services			1,013,774
	Electrical Equipment - 0.1%
4,297	Eaton PLC			272,301
	Electronic Equipment, Instruments & Components - 0.3%
3,675	Arrow Electronics, Inc., (3)			203,411
5,960	Avnet Inc.			247,340
13,756	National Instruments Corporation			425,473
1,870	Plexus Corporation, (3)			69,059
1,872	Zebra Technologies Corporation, Class A, (3)			132,856
	Total Electronic Equipment, Instruments & Components			1,078,139
	Food & Staples Retailing - 0.2%
2,453	Casey’s General Stores, Inc.			175,880
5,132	CVS Caremark Corporation			408,456
1,862	Fresh Market Inc., (3)			65,040
1,050	PriceSmart, Inc.			89,922
	Total Food & Staples Retailing			739,298
	Health Care Equipment & Supplies - 0.8%
11,141	Abbott Laboratories			463,354
2,926	Becton, Dickinson and Company, (2)			333,008
1,655	C. R. Bard, Inc.			236,185
6,787	Covidien PLC			587,143
1,123	Idexx Labs Inc., (3)			132,323
9,210	Medtronic, Inc., (2)			570,560
2,552	Saint Jude Medical Inc.			153,452
3,714	Stryker Corporation			299,906
2,561	Zimmer Holdings, Inc.			257,509
	Total Health Care Equipment & Supplies			3,033,440
	Health Care Providers & Services - 2.1%
7,890	AmerisourceBergen Corporation			609,897
7,457	Cardinal Health, Inc.			558,678
75,000	Express Scripts, Holding Company, (3)			5,297,250
5,773	McKesson HBOC Inc., (2)			1,123,830
1,606	Patterson Companies, Inc.			66,537
	Total Health Care Providers & Services			7,656,192
	Health Care Technology - 0.1%
8,481	Allscripts Healthcare Solutions Inc., (3)			113,773
13,136	Quality Systems Inc.			180,883
	Total Health Care Technology			294,656
	Hotels, Restaurants & Leisure - 0.8%
3,330	Cheesecake Factory Inc.			151,515
1,773	Panera Bread Company, (3)			288,503
13,593	Wynn Resorts Ltd, (2)			2,542,978
	Total Hotels, Restaurants & Leisure			2,982,996
	Household Products - 0.1%
3,724	Procter & Gamble Company			311,848
	Industrial Conglomerates - 0.1%
3,005	Danaher Corporation			228,320
	Insurance - 0.1%
5,268	CNA Financial Corporation			200,342
	Internet & Catalog Retail - 6.5%
50,000	Amazon.com, Inc., (3)			16,122,000
1,604	Hosting Site Network, Inc.			98,437
6,208	priceline.com Incorporated, (3)			7,192,465
	Total Internet & Catalog Retail			23,412,902
	Internet Software & Services - 14.1%
31,000	Baidu Inc., ADR, (3)			6,765,130
8,335	Conversant Inc., (3)			285,474
147,828	eBay Inc., (2), (3)			8,371,500
28,000	Google Inc., Class A, (3)			16,475,479
28,000	Google Inc., Class C Shares, (3)			16,166,079
11,128	IAC/InterActiveCorp.			733,335
4,807	J2 Global Inc.			237,274
1,436	Mercadolibre, Inc.			156,021
7,516	Netease.com, Inc., ADR			643,821
4,376	NIC, Incorporated			75,355
6,733	Sina Corporation, (3)			276,996
5,270	WebMD Health Corporation, Class A, (3)			220,339
10,000	Yahoo! Inc., (3)			407,500
	Total Internet Software & Services			50,814,303
	IT Services - 1.4%
4,453	Acxiom Corporation, (3)			73,697
10,704	Computer Sciences Corporation			654,550
5,989	CSG Systems International Inc.			157,391
19,208	Genpact Limited, (3)			313,475
19,648	Henry Jack and Associates Inc.			1,093,608
9,000	International Business Machines Corporation (IBM)			1,708,470
5,008	Leidos Holdings Inc.			171,925
8,650	ManTech International Corporation, Class A			233,118
3,931	NeuStar, Inc., (3)			97,607
6,846	Sapient Corporation, (3)			95,844
2,862	Science Applications International Corporation			126,586
8,580	Total System Services Inc.			265,637
	Total IT Services			4,991,908
	Life Sciences Tools & Services - 0.9%
4,788	Charles River Laboratories International, Inc., (3)			286,035
14,460	ICON plc, (3)			827,546
5,980	Luminex Corporation, (3)			116,610
20,567	Techne Corporation			1,924,043
	Total Life Sciences Tools & Services			3,154,234
	Machinery - 0.3%
2,571	AGCO Corporation			116,878
7,181	Makita Corporation, Sponsored ADR, (6)			405,873
3,641	Nordson Corporation			276,971
2,114	WABCO Holdings Inc.			192,268
	Total Machinery			991,990
	Media - 6.2%
230,000	Comcast Corporation, Class A			12,369,400
14,000	Discovery Communications inc., Class A Shares, (3)			529,200
14,000	Discovery Communications Inc., Class C Shares, (3)			521,920
2,045	Lamar Advertising Company			100,716
51,332	News Corporation, Class A Shares, (3)			839,278
2,345	Scripps Networks Interactive, Class A Shares			183,121
205,331	Twenty First Century Fox Inc., Class A Shares			7,040,800
6,836	WPP Group PLC, Sponsored ADR			686,608
	Total Media			22,271,043
	Multiline Retail - 0.2%
10,757	Macy’s, Inc.			625,842
2,818	Nordstrom, Inc.			192,667
	Total Multiline Retail			818,509
	Pharmaceuticals - 1.4%
11,141	AbbVie Inc.			643,504
5,864	Actavis PLC, (3)			1,414,866
4,275	Allergan, Inc.			761,762
3,606	Bristol-Myers Squibb Company			184,555
8,946	Endo International PLC, (3)			611,370
6,009	Shire plc, ADR			1,556,631
872	Theravance Biopharma Inc., (3)			20,100
3,054	Theravance Inc.			52,193
	Total Pharmaceuticals			5,244,981
	Professional Services - 0.5%
6,314	Equifax Inc.			471,908
2,798	IHS Inc., (3)			350,282
1,389	Towers Watson & Company, Class A Shares			138,206
15,000	Verisk Analytics Inc, Class A Shares, (3)			913,350
	Total Professional Services			1,873,746
	Road & Rail - 0.5%
19,779	Heartland Express, Inc.			473,905
4,374	J.B. Hunt Transports Serives Inc.			323,895
9,051	Landstar System			653,392
8,819	Werner Enterprises, Inc.			222,239
	Total Road & Rail			1,673,431
	Semiconductors & Semiconductor Equipment - 10.9%
9,078	Aixtron AG, Aachen SH, Sponsored ADR			137,350
28,000	Analog Devices, Inc., (2)			1,385,720
20,000	ARM Holdings PLC, Sponsored ADR			873,800
2,443	ASM International NV			88,974
12,580	ASML Lithography Holding NV			1,243,156
2,227	Cabot Microelectronics Corporation, (3)			92,309
20,000	Cree, Inc., (3)			819,000
550,000	Intel Corporation, (2)			19,150,999
5,743	International Rectifier Corporation, (3)			225,355
11,540	Intersil Holding Corporation, Class A			163,983
4,477	Lam Research Corporation			334,432
2,198	Mellanox Technologies, Limited, (3)			98,624
121,609	Micron Technology, Inc., (2), (3)			4,166,324
8,107	Microsemi Corporation, (3)			205,999
72,634	NVIDIA Corporation			1,340,097
21,000	NXP Semiconductors NV, (3)			1,437,030
27,886	ON Semiconductor Corporation, (3)			249,301
5,933	Power Integrations Inc.			319,848
11,023	Rambus Inc., (3)			137,567
5,950	Semtech Corporation, (3)			161,543
10,146	Silicon Laboratories Inc., (3)			412,333
44,749	Siliconware Precision Industries Company Limited, Sponsored ADR			305,188
8,537	Skyworks Solutions Inc.			495,573
50,000	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR, (2)			1,009,000
7,657	Tessera Technologies Inc.			203,523
90,000	Texas Instruments Incorporated, (2)			4,292,100
	Total Semiconductors & Semiconductor Equipment			39,349,128
	Software - 11.3%
4,818	ACI Worldwide, Inc., (3)			90,386
5,000	Advent Software Inc.			157,800
7,378	Ansys Inc., (3)			558,293
2,847	Blackbaud, Inc.			111,859
18,065	Cadence Design Systems, Inc., (3)			310,899
16,834	Compuware Corporation			178,609
3,694	Concur Technologies, Inc., (3)			468,473
4,334	Informatica Corporation, (3)			148,396
740,000	Microsoft Corporation, (2)			34,306,399
1,584	Microstrategy Inc., (3)			207,251
1,330	NetSuite Inc., (3)			119,088
11,112	Open Text Corporation			615,827
12,402	Parametric Technology Corporation, (3)			457,634
6,511	Progress Software Corporation, (3)			155,678
25,477	Red Hat, Inc., (3)			1,430,534
3,202	Solera Holdings Inc.			180,465
2,640	SS&C Technologies Holdings Inc., (3)			115,870
25,778	Synopsys Inc., (3)			1,023,258
5,497	Tibco Software Inc., (3)			129,894
	Total Software			40,766,613
	Specialty Retail - 1.9%
4,472	Advance Auto Parts, Inc.			582,702
18,980	Ascena Retail Group Inc., (3)			252,434
1,202	AutoZone, Inc., (3)			612,611
4,581	CarMax, Inc., (3)			212,787
3,340	Dick’s Sporting Goods Inc.			146,559
8,570	Gap, Inc.			357,283
10,855	PetSmart Inc.			760,827
9,254	Rent-A-Center Inc.			280,859
5,369	Sally Beauty Holdings Inc., (3)			146,950
5,585	Signet Jewelers Limited			636,187
5,134	Tiffany & Co.			494,456
14,382	TJX Companies, Inc.			850,983
20,000	Tractor Supply Company			1,230,200
2,515	Ulta Salon, Cosmetics & Fragrance, Inc., (3)			297,198
2,384	Williams-Sonoma Inc.			158,703
	Total Specialty Retail			7,020,739
	Textiles, Apparel & Luxury Goods - 0.1%
2,496	PVH Corporation			302,390
	Trading Companies & Distributors - 0.1%
4,640	MSC Industrial Direct Inc., Class A			396,534
	Wireless Telecommunication Services - 0.6%
15,355	Partner Communications Company Limited, ADR			108,253
12,000	SBA Communications Corporation, (3)			1,330,800
19,244	Telephone and Data Systems Inc.			461,086
13,012	United States Cellular Corporation, (3)			461,666
	Total Wireless Telecommunication Services			2,361,805
	Total Long-Term Investments (cost $167,857,365)			368,977,087

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$482	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $481,880, collateralized by $495,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $493,763	0.000%	10/01/14	$ 481,880
	Total Short-Term Investments (cost $481,880)			481,880
	Total Investments (cost $168,339,245) - 102.3%			369,458,967
	Other Assets Less Liabilities - (2.3)% (4)			(8,383,579)
	Net Assets - 100%			$361,075,388

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts	Description		Amount (5)	Date	Price	Value (4)
(75)	S&P 500® Index		$ (15,037,500)	10/18/14	$ 2,005	$ (50,625)
(75)	S&P 500® Index		(15,112,500)	11/22/14	2,015	(121,500)
(100)	S&P 500® Index		(20,250,000)	11/22/14	2,025	(124,500)
(75)	NASDAQ 100® Index		(30,937,500)	10/18/14	4,125	(160,125)
(75)	NASDAQ 100® Index		(30,937,500)	11/22/14	4,125	(420,000)
(100)	NASDAQ 100® Index		(41,000,000)	10/18/14	4,100	(306,500)
(500)	Total Options Written (premiums received $1,324,431)		$ (153,275,000)			$ (1,183,250)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2		Level 3	Total
	Long-Term Investments:
	Common Stocks	$ 368,571,214	$ 405,873		$ –	$ 368,977,087
	Short-Term Investments:
	Repurchase Agreements	–	481,880		–	481,880
	Investments in Derivatives:
	Options Written	(1,183,250)	–		–	(1,183,250)
	Total	$ 367,387,964	$ 887,753		$ –	$ 368,275,717

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $168,598,598.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

	Gross unrealized:
	Appreciation					$ 203,946,532
	Depreciation					(3,086,163)
	Net unrealized appreciation (depreciation) of investments					$ 200,860,369

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(6)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014